Note 13 - Net Foreign Exchange Gain - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Unrealised foreign exchange gain	$ 12,736	$ 2,755	$ 8,367
Realised foreign exchange loss	(8,325)	(1,571)	(4,062)
Net foreign exchange gain	$ 4,411	$ 1,184	$ 4,305